Delaware InvestmentsSM
A member of the Lincoln Financial Group(R)

2005 Market Street
Philadelphia, PA 19103-7094

1933 Act Rule 497(j)
File No. 2-28871
1940 Act File No. 811-1485

September 3, 2004

Filed via EDGAR (CIK #0000027937)

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   File No. 2-13017
        DELAWARE GROUP EQUITY FUNDS III
        DELAWARE AMERICAN SERVICES FUND
        DELAWARE SMALL CAP GROWTH FUND
        DELAWARE TREND FUND

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 69, the most recent Post-Effective Amendment of Delaware Group Equity Funds III. Post-Effective Amendment No. 69 was filed electronically with the Commission on August 31, 2004 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

Brian L. Murray, Jr.
__________________________
Brian L. Murray, Jr.
Vice President/
Associate General Counsel/
Assistant Secretary